Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant, and Equipment	Property, Plant and Equipment
A reconciliation of the changes in the carrying amount of PP&E is as follows:

	Land	Renewable generation	Gas generation(1)	Energy Transition(1)	Assets under construction	Capital spares and other(2)	Total
Cost
As at Dec. 31, 2019, as previously reported	91	3,574	1,671	7,342	228	489	13,395
Adjustments due to re-segmentation	—	—	2,402	(2,402)	—	—	—
As at Dec 31, 2019, adjusted	91	3,574	4,073	4,940	228	489	13,395
Additions	—	—	—	—	478	8	486
Acquisitions (Note 4)	—	—	1	—	—	—	1
Disposals	(2)	—	—	(1)	—	(2)	(5)
Impairment (Note 7)	(9)	(2)	—	(69)	—	(1)	(81)
Revisions and additions to decommissioning and restoration costs (Note 23)	—	8	1	85	—	—	94
Retirement of assets	—	(7)	(47)	(3)	—	(1)	(58)
Change in foreign exchange rates	(1)	(14)	45	(39)	—	6	(3)
Transfers	17	33	(138)	(12)	(211)	(120)	(431)
As at Dec. 31, 2020, adjusted	96	3,592	3,935	4,901	495	379	13,398
Additions	—	—	—	—	478	2	480
Acquisitions (Note 4)	—	146	—	—	—	—	146
Disposals	(1)	—	(2)	(74)	(2)	—	(79)
Impairment (Note 7)	—	(15)	(2)	(468)	(91)	(13)	(589)
Revisions and additions to decommissioning and restoration costs (Note 23)	—	129	6	—	—	—	135
Retirement of assets	—	(15)	(57)	(49)	—	—	(121)
Change in foreign exchange rates	—	3	(25)	2	—	(6)	(26)
Transfers	1	303	232	201	(696)	4	45
As at Dec. 31, 2021	96	4,143	4,087	4,513	184	366	13,389

Accumulated depreciation
As at Dec. 31, 2019, as previously reported	—	1,284	900	4,836	—	168	7,188
Adjustments due to re-segmentation	—	—	1,137	(1,137)	—	—	—
As at Dec 31, 2019, adjusted	—	1,284	2,037	3,699	—	168	7,188
Depreciation	—	141	258	304	—	14	717
Retirement of assets	—	(5)	(43)	(3)	—	—	(51)
Disposals	—	—	—	(1)	—	(1)	(2)
Change in foreign exchange rates	—	(4)	18	(37)	—	2	(21)
Transfers	—	—	(212)	(29)	—	(14)	(255)
As at Dec. 31, 2020, adjusted	—	1,416	2,058	3,933	—	169	7,576
Depreciation	—	154	184	264	—	12	614
Retirement of assets	—	(9)	(55)	(48)	—	—	(112)
Disposals	—	—	(1)	(72)	—	—	(73)
Change in foreign exchange rates	—	—	(8)	2	—	(1)	(7)
Transfers	—	—	—	71	—	—	71
As at Dec. 31, 2021	—	1,561	2,178	4,150	—	180	8,069

Carrying amount
As at Dec. 31, 2019, adjusted	91	2,290	2,036	1,241	228	321	6,207
As at Dec. 31, 2020, adjusted	96	2,176	1,877	968	495	210	5,822
As at Dec. 31, 2021	96	2,582	1,909	363	184	186	5,320
(1) The gas generation and energy transition includes the previously disclosed coal generation and mining property and equipment categories.
(2) Includes major spare parts and stand-by equipment available, but not in service and spare parts used for routine, preventive or planned maintenance.
A. Renewable Generation
During 2021, the Company acquired North Carolina Solar (Refer to Note 4 for further details).

During the third quarter of 2021, Kent Hills 2 had a tower collapse resulting in an impairment of $2 million. Following extensive independent engineering assessments and root cause failure analysis, the Company announced on Jan. 11, 2022, that all 50 turbine foundations at the Kent Hills 1 and Kent Hills 2 sites require a full foundation replacement. As the turbines will not be returning to service until the foundations are replaced, the foundations were written off, resulting in an increase in depreciation of $12 million.

Transfers from assets under construction in 2021 are related to the Windrise wind facility of $255 million, Kent Hills wind rehabilitation project of $7 million and the balance is related to other wind and hydro facilities. Transfers between the classifications of PP&E in 2020 relate to the WindCharger project and planned major maintenance.

B. Gas Generation
During 2021, the Company completed the full conversion of Keephills Unit 2, Keephills Unit 3 and Sundance Unit 6 from thermal coal to natural gas. Transfers from assets under construction of $200 million relates to the planned coal to gas conversions and the balance is related to the Australian and US gas facilities.

During 2019, the sale of Genesee 3 resulted in a gain of $77 million, which was recognized in gains on sale of assets and other on the statement of earnings during the fourth quarter.

Transfers out of PP&E in 2020 mainly relate to removing the Southern Cross assets from PP&E to a finance lease receivable and moving the Pioneer Pipeline and mine equipment to assets held for sale. Transfers between the classifications of PP&E in 2020 relate to the Sundance Unit 6 conversion to gas.

C. Energy Transition Generation
Keephills Unit 1, Sundance Unit 5 and Sundance Unit 3 were retired from service effective Dec. 31, 2021, Nov. 1, 2021, and July 31, 2020, respectively. Sundance Unit 4 will be retired effective April 1, 2022. During 2021, the Company sold equipment related to coal generation that resulted in a gain of sale of $23 million. Centralia Unit 1 was retired from service effective Dec. 31, 2020, as originally planned.

Transfers from assets under construction in 2021 are mainly related to Keephills Unit 1 of $20 million, Sundance Unit 5 of $78 million and the mining property and equipment related to SunHills and Centralia of $100 million. The Company transferred certain generation assets from the Energy Transition segment to assets held for sale as a result of its assessment under IFRS 5 — Non-current Assets Held for Sale and Discontinued Operations. As part of this review there were no impairment charges recognized against the carrying value of $25 million. Transfers between the classifications of PP&E in 2020 relate to the Centralia land purchase.

During the third quarter of 2020, the Board approved the accelerated shutdown of the Highvale mine by the end of 2021 and accordingly the useful life of the related assets was adjusted to align with the Company's conversion to gas plans. This resulted in an increase of $15 million in depreciation expense that was recognized in the Consolidated Statements of Earnings (Loss) during the second half of 2020.

D. Assets Under Construction
Initial construction activities on the Garden Plain wind project started in the third quarter of 2021. In addition, the Company commenced construction in the fourth quarter of 2021 on the Northern Goldfields Solar Project. The Northern Goldfields Solar Project comprises the 27 MW Mount Keith Solar Farm, 11 MW Leinster Solar Farm, 10MW/5MWh Leinster battery energy storage system and interconnecting transmission infrastructure, all of which will be integrated into our existing 169 MW Southern Cross Energy North remote network in Western Australia. Upon completion of construction, these will be transferred to finance lease receivables.

Additions in 2021 are related to the Windrise wind project of $96 million (2020 — $156 million), White Rock Wind Projects of $32 million (2020 — nil), Garden Plain wind project of $38 million (2020 — nil), the Kaybob cogeneration project of $14 million (2020 — $31 million), coal to gas conversions of $91 million (2020 — $93 million) and planned major maintenance expenditures. In 2020, the additions included the WindCharger battery storage project of $6 million and Centralia mine land of $17 million.

Transfers out to assets held for sale include $25 million related to salvage values for Sundance Unit 5 repowering project.
In 2021, the Company capitalized $14 million (2020 — $8 million) of interest to PP&E in at a weighted average rate of 6.0 per cent (2020 — 6.0 per cent).